U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 2, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, the Trust on behalf of its series, the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, and Reinhart International PMV Fund, (each a “Fund” and collectively, the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated September 28, 2025, and filed electronically as Post-Effective Amendment No. 631 under the 1933 Act, and Amendment No. 632, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on September 26, 2025 (Accession No. 0000894189-25-009144).

If you have any questions or require further information, do not hesitate to contact me at 414-254-6444 or adam.smith6@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Adam Smith

Adam Smith
For U.S. Bank Global Fund Services

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP